Fair Value Measurements (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 11, 2024	Mar. 22, 2024	Jan. 17, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Fair Value Measurements [Line Items]
Derivative liabilities				$ 19,266,715	$ 19,266,715
Grant of fair value per share (in Dollars per share)						$ 6.29
Aggregate value							$ 776,815
Additional Shares (in Shares)	9,543,002	8,038,537	5,838,537		500,000
Proceeds from liability	$ 98,282
Liability	3,500,369			21,405	$ 21,405
Net liability	3,402,100
Gain (loss) from the change in fair value of derivatives				$ 0
Stock price (in Dollars per share)						$ 18
FPA [Member]
Fair Value Measurements [Line Items]
Representative Shares (in Shares)						123,500
Aggregate value						$ 776,815
Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants	6,502,710
Gain (loss) from the change in fair value of derivatives					$ 17,820,998
Exercise warrants shares (in Shares)				10,266,664	10,266,664
Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants	$ 142,655
Exercise warrants shares (in Shares)				25,666,660	25,666,660
Stock price (in Dollars per share)				$ 0.15	$ 0.15
Warrant [Member]
Fair Value Measurements [Line Items]
Gain (loss) from the change in fair value of derivatives				$ 5,383,585	$ 6,093,635
Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants				8,160,300	8,160,300
Gain (loss) from the change in fair value of derivatives				$ 435,550	$ 9,654,799
Exercise warrants shares (in Shares)				123,076,923	123,076,923
Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants				$ 1,058,950	$ 1,058,950
Gain (loss) from the change in fair value of derivatives					$ (9,654,799)
Exercise warrants shares (in Shares)				49,320,990	49,320,990
Stock price (in Dollars per share)				$ 0.065	$ 0.065
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities						35,576,596
Proceeds from liability					$ 98,282
Liability				$ 3,500,369	3,500,369
Net liability								$ 3,402,100
Non-Redemption Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities						$ 11,152,000
Series A Preferred Stock [Member]
Fair Value Measurements [Line Items]
Gain (loss) from the change in fair value of derivatives					$ 17,820,998
Common Stock [Member]
Fair Value Measurements [Line Items]
Representative Shares (in Shares)					7,000,000
Common Stock [Member] | Series A Warrants [Member]
Fair Value Measurements [Line Items]
Exercise warrants shares (in Shares)				466,000	466,000
Common Stock [Member] | Series B Warrants [Member]
Fair Value Measurements [Line Items]
Exercise warrants shares (in Shares)				5,364,046	5,364,046
Earnout Shares [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share)				$ 4.53	$ 4.53
Risk free rate					3.98%
Volatility rate					85.00%
Dividends yield rate					0.00%
Duration of years					4 years